Debt, Cash and Cash Equivalents - Summary of Interest Rate Fluctuations of Debt Net of Cash and Cash Equivalents (Detail) - Change in Euro and US dollar short-term interest rates [member]
€ in Millions
12 Months Ended
Dec. 31, 2018 EUR (€)
+100 BP [Member]
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Impact on pre-tax net income	€ 11
Impact on pre-tax income/(expense) recognized directly in equity	0
+25 BP [Member]
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Impact on pre-tax net income	3
Impact on pre-tax income/(expense) recognized directly in equity	0
-25 BP [Member]
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Impact on pre-tax net income	(3)
Impact on pre-tax income/(expense) recognized directly in equity	0
-100 BP [Member]
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Impact on pre-tax net income	(11)
Impact on pre-tax income/(expense) recognized directly in equity	€ 0